SCHEDULE OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (4,035)	¥ (27,836)	¥ (670,087)	¥ (62,208)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation and expenses			111,034	8,892
Allowance for credit loss, net	(2,492)	(17,188)	505,754	152
Changes in operating assets and liabilities:
Inter-company receivable	2,203	15,199	(22,312)	4,118
Prepaid expenses and other current assets	(8,667)	(59,786)	(41,877)	(361,724)
Net cash (used in)/provided by operating activities	(21,208)	(146,288)	(39,071)	(379,125)
Proceeds from issuance of ordinary shares	46,735	322,379	47,374	350,001
Effect of exchange rate changes on cash and cash equivalent and restricted cash	(976)	(12,135)	11,818	3,234
Net increase in cash and cash equivalent and restricted cash	22,949	152,902	32,038	4,741
Cash and cash equivalents and restricted cash at beginning of period	15,050	109,213	77,175	72,434
Cash and cash equivalents and restricted cash at end of period	$ 37,999	262,100	109,213	77,175
Parent Company [Member]
CASH FLOW FROM OPERATING ACTIVITIES
Net loss		(27,836)	(670,087)	(60,884)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity loss of subsidiaries		(28,691)	558,399	50,082
Share-based compensation and expenses			111,034	8,892
Allowance for credit loss, net		25,950
Changes in operating assets and liabilities:
Inter-company receivable		33,709	10,624	(13,078)
Prepaid expenses and other current assets		(21,203)	(21,355)	(500)
Inter-company payable		1,186	(3,210)	(33,989)
Other payables and accrued liabilities		9,252	(5,058)	25,531
Net cash (used in)/provided by operating activities		(7,633)	(19,653)	(23,946)
Related-parties		(2,113)	(822)	2,901
Loan received from a shareholder				20,546
Proceeds from issuance of ordinary shares			11,724
Effect of exchange rate changes on cash and cash equivalent and restricted cash		9,746	8,752	498
Net increase in cash and cash equivalent and restricted cash			1	(1)
Cash and cash equivalents and restricted cash at beginning of period		2	1	2
Cash and cash equivalents and restricted cash at end of period		¥ 2	¥ 2	¥ 1